Note 23 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, by Balance Sheet Grouping [Table Text Block]
December 31, 2012 (In thousands of dollars)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$99,601	$99,601	$99,601	$0	$0
FDIC insured bank certificates of deposit	2,927	2,927	2,927	0	0
Trading account securities	6	6	6	0	0
Securities available for sale	353,678	353,678	91	331,717	21,870
Federal Home Loan Bank stock	7,266	7,266	0	0	7,266
Loans held for sale	2,921	2,921	0	2,921	0
Loans, net of allowance	942,422	930,354	0	0	930,354

Financial Liabilities:
Deposits	(1,241,401)	(1,243,712)	0	0	(1,243,712)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(42,785)	0	(42,785)	0
Federal Home Loan Bank advances	(22,493)	(24,122)	0	0	(24,122)
Subordinated debentures	(36,084)	(36,093)	0	0	(36,093)

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2012
Securities available for sale
U.S. Government Agency Bonds	$0	$106,885	$0	$106,885
Mortgage Backed Securities	0	66,277	0	66,277
U.S. Government Agency CMOs	0	61,030	0	61,030
States and political subdivisions	0	97,525	20,289	117,814
Equity and Other Securities	91	0	1,581	1,672
Total Securities available for sale	$91	$331,717	$21,870	$353,678

Trading equity securities	$6	$0	$0	$6

December 31, 2011
Securities available for sale
U.S. Government Agency Bonds	$0	$133,834	$0	$133,834
Mortgage Backed Securities	0	71,052	0	71,052
U.S. Government Agency CMOs	0	57,845	0	57,845
States and political subdivisions	0	62,447	15,342	77,789
Equity and Other Securities	92	0	1,572	1,664
Total Securities available for sale	$92	$325,179	$16,914	$342,184

Trading equity securities	$2	$0	$0	$2

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(Dollars in Thousands)	2012	2011
Balance at beginning of year	$16,914	$10,833
Total realized and unrealized gains/(losses) included in income	0	0
Total unrealized gains/(losses) included in other comprehensive income	0	0
Purchases of securities	17,262	11,325
Sales of securities	0	0
Calls and maturities	(12,663)	(5,244)
Net transfers in to Level 3	357	0
Balance at December 31 of each year	$21,870	$16,914

Fair Value Measurements, Nonrecurring [Table Text Block]
(Dollars in Thousands)	Balance at December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2012
Impaired loans	$36,388	$0	$0	$36,388
Other real estate owned	$1,296	$0	$0	$1,296
Other repossessed assets	$250	$0	$0	$250

2011
Impaired loans	$41,889	$0	$0	$41,889
Other real estate owned	$2,223	$0	$0	$2,223

Prior Year [Member]
Fair Value, by Balance Sheet Grouping [Table Text Block]
December 31, 2011 (In thousands of dollars)	Carrying	Fair
	Amount	Value
Financial Assets:
Cash and cash equivalents	$75,816	$75,816
FDIC insured bank certificates of deposit	4,432	4,432
Trading account securities	2	2
Securities available for sale	342,184	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	349	349
Loans, net	962,890	944,756
Accrued interest receivable	4,531	4,531
Financial Liabilities:
Deposits	(1,220,542)	(1,215,484)
Securities sold under agreements to repurchase and overnight borrowings	(46,784)	(46,784)
Federal Home Loan Bank advances	(19,457)	(21,359)
Accrued interest payable	(762)	(762)
Subordinated debentures	(36,084)	(36,488)